Reconciliation of Differences between Bermuda Statutory Income Tax Rate and Effective Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Bermuda tax rate	0.00%	0.00%	0.00%
Foreign tax rate	0.54%	0.44%	1.63%
Tax uncertainties	2.07%	1.71%	1.62%
Total income tax rate differential	2.61%	2.15%	3.25%